Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Provisions for Income Taxes	Our provisions for income taxes for the periods indicated are as follows:

	2015	2014	2013
Current expense	$15.0	$72.4	$42.8
Deferred expense (benefit)	24.6	(4.4)	5.4

	$39.6	$68.0	$48.2

Deferred Tax Assets and Liabilities

Our deferred income tax assets and liabilities at December 31, 2015 and 2014 consist of differences related to the timing of recognition of certain types of costs as follows:

	2015	2014
Deferred tax assets:
Deferred tax assets before valuation allowance (1)	$23.3	$3.5

Valuation allowance	(3.5)	(3.5)

Deferred tax assets	$19.8	$—

Deferred tax liabilities:
Investments (2)	$(114.3)	$(115.8)
Property, Plant and Equipment	(61.5)	—
Debt related deferreds	(10.0)	(13.4)
Other	(11.8)	(9.5)

Deferred tax liabilities	(197.6)	(138.7)

Net deferred tax asset (liability):	$(177.8)	$(138.7)

Net deferred tax liability:
Federal	$(144.5)	$(115.5)
Foreign	0.6	0.6
State	(33.9)	(23.8)

	$(177.8)	$(138.7)

Balance sheet classification of deferred tax assets (liabilities):
Long-term liability	$(177.8)	$(138.7)

	$(177.8)	$(138.7)

(1)	Our deferred tax asset attributable to Net Operating Losses, reflects Net Operating Losses at TPL Arkoma, Inc.
(2)	Our deferred tax liability attributable to investments reflects the differences between the book and tax carrying values of the assets and liabilities of our investments.

Reconciliation of Income Tax Provision (Benefit)

Set forth below is the reconciliation between our income tax provision (benefit) computed at the United States statutory rate on income before income taxes and the income tax provision in the accompanying consolidated statements of operations for the periods indicated:

Income tax reconciliation:	2015	2014	2013
Income (loss) before income taxes	$(111.8)	$491.0	$249.5
Less: Net income attributable to noncontrolling interest	209.7	(320.7)	(136.2)
Less: TPL Arkoma, Inc. income to TRC	0.5	—	—
Less: Income taxes included in noncontrolling interest	(0.6)	(4.2)	(2.5)

Income attributable to TRC (excluding TPL Arkoma, Inc.) before income taxes	97.8	166.1	110.8
Income from TPL Arkoma, Inc.	(7.6)	—	—

Income attributable to TRC and TPL Arkoma, Inc. before income taxes	90.2	166.1	110.8
Federal statutory income tax rate	35%	35%	35%

Provision for federal income taxes	31.6	58.1	38.8
State income taxes, net of federal tax benefit	3.5	6.7	4.4
Amortization of deferred charge on 2010 transactions	4.7	4.7	4.7
Other, net	(0.2)	(1.5)	0.3

Income tax provision	$39.6	$68.0	$48.2